1933 Act File No. 33-33225
                                                     1940 Act File No. 811-6033


                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT [X]
                                     OF 1940

                       Post-Effective Amendment No. 11 [X]


                             LORD ABBETT EQUITY FUND
                Exact Name of Registrant as Specified in Charter

                  767 FIFTH AVENUE, NEW YORK, N. Y. 10153-0203
                      Address of Principal Executive Office

                  Registrant's Telephone Number (212) 848-1800

                         Thomas F. Konop, Vice President
                     767 FIFTH AVENUE, NEW YORK, N. Y. 10153
                      Name and Address of Agent for Service

It is proposed that this filing will become effective (check  appropriate box)

X      immediately on filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485

       60 days after filing pursuant to paragraph (a) (1) of Rule 485 on (date) pursuant to paragraph (a) (1) of Rule 485

       75 days after filing pursuant to paragraph (a) (2) of rule 485 on (date) pursuant to paragraph (a) (2) of rule 485

If appropriate, check the following box:

_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                      LORD ABBETT EQUITY FUND (1990 SERIES)
                                    FORM N-1A
                              Cross Reference Sheet
                         Post-Effective Amendment No. 11
                             Pursuant to Rule 481(a)


Form N-1A                                      Location In Prospectus or
Item No.                                  Statement of Additional Information

1                                                    N/A
2                                                    N/A
3                                                    N/A
4 (a) (i)                                            Cover Page
4 (a) (ii)                                           How the Fund Invests
4 (b)  (c)                                           How the Fund Invests
5 (a)                                                Management
5 (b)                                                Management; Back Cover Page
5 (c)                                                Management*
6 (a)                                                Cover Page
6 (b)  (c) (d)                                       N/A
6 (e)                                                Cover Page
6 (f)  (g)                                           Dividends, Capital Gains
                                                  Distributions and Taxes; Taxes
7 (a)                                                Back Cover Page
7 (b) (c) (d)                                        Purchases
7 (e)                                                Purchases
7 (f)                                                Purchases
8 (a) (b) (d)                                        Redemptions
8 (c)                                                N/A
9                                                    N/A
10                                                   Cover Page
11                                               Cover Page -- Table of Contents
12                                                   Cover Page
13 (a) (b) (c)                                Investment Objectives and Policies
13 (d)                                               N/A
14                                                   Trustees and Officers
15 (a) (b)                                           N/A
15 (c)                                               Trustees and Officers*
16 (a) (i)                                Investment Advisory and Other Services
16 (a) (ii)                                          Trustees and Officers
16 (a) (iii)                             Investment Advisory and Other Services*
16 (b)                                   Investment Advisory and Other Services
16 (c) (d) (e) (g)                                   N/A
16 (f) (h)                               Investment Advisory and Other Services*
16 (i)                                               N/A
17 (a)                                               Portfolio Transactions*
17 (b)                                               N/A
17 (c)                                               Portfolio Transactions
17 (d) (e)                                           N/A


Form N-1A                                            Location In Prospectus or
Item No.                                     Statement of Additional Information

18 (a)                                       Further Information about the Fund
18 (b)                                               N/A
                                                     Shareholder Services; Notes
19 (a) (b)                                           to Financial Statements
19 (c)                                               N/A
20                                                   Taxes*
21 (a)                          Purchases, Redemptions and Shareholder Services
21 (b) (c)                                           N/A
22                                                   N/A
22 (b)                                               Past Performance
23                                                   Financial Statements*





*  Including Supplement dated September 28, 1998.




                      LORD ABBETT EQUITY FUND - 1990 SERIES
                       SUPPLEMENT DATED SEPTEMBER 28, 1998


         The following supplements and amends the disclosure contained in the specified sections of Parts A and B of the Registration Statement pertaining to the 1990 Series of shares of the Registrant filed April 9, 1990, as thereafter supplemented.



                                     PART A
                  (Prospectus dated April 9, 1990, as thereafter supplemented)


Management

         For the fiscal year ended May 31, 1998, the actual management fee paid by the Fund to Lord, Abbett & Co. ("Lord Abbett") amounted to .65 of 1% of the Fund's average daily net assets, and the total expenses of the Fund were 1.36% of its average net assets.

     Mr. Robert P. Fetch, Executive Vice President of the Fund (with Lord Abbett since 1995 - formerly Managing Director of Prudential Investment Advisors), has served as Portfolio Manager since 1995. John J. Walsh, of Lord Abbett, served as portfolio manager of the Fund from 1990.

     The services provided to the Fund and it shareholders by Lord Abbett, Lord Abbett Distributor, the Fund's transfer agent and the Fund's custodian depend on the proper functioning of their computer systems and those of their outside service providers. Many computer systems, and many imbedded microprocessors now in use cannot distinguish between the year 2000 and the year 1900, an inability that could disrupt the services provided to the Fund. Lord Abbett, Lord Abbett Distributor, the Fund's transfer agent and the Fund's custodian all have advised the Fund that they have been actively working on changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time. However, because the year 2000 problem is unprecedented, there can be no assurance that they will be successful. Neither can there be any assurance that their services will not be impaired by interactions with other computer systems that have not been adapted for the year 2000.

      In addition, it is possible that the markets for securities in which the Fund invest may be detrimentally affected by computer and microprocessor failures throughout the financial services industry beginning January 1, 2000. Also, corporate and governmental data processing errors may result in problems for individual companies and may create overall economic uncertainties. Accordingly, the Fund's investments may be adversely affected.

                                     PART B
                  (Statement of Additional Information dated April 9, 1990,
                             as thereafter supplemented)


Trustees and Officers

         The following trustee is a partner of Lord Abbett, The General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203. He has been associated with Lord Abbett for over five years and is also an officer and/or director or trustee of the twelve other Lord Abbett-sponsored funds. He is an "interested persons" as defined in the Investment Company Act of 1940, as amended (the "Act"), and as such, may be considered to have an indirect financial interest in the Rule 12b-1 Plan described in the Prospectus.

Robert S. Dow, age 53, Chairman and President

         The following outside trustees are also directors or trustees of some or all of the twelve other Lord Abbett-sponsored funds referred to above.

E. Thayer Bigelow
Courtroom Television Network
600 Third Avenue
New York, New York

     Chief Executive Officer of Courtroom Television Network. Formerly President and Chief Executive Officer of Time Warner Cable Programming, Inc. Prior to that, formerly President and Chief Operating Officer of Home Box Office, Inc. Age 57.

William H. T. Bush
Bush-O'Donnell & Co., Inc.
101 South Hanley Road, Suite 1025
St. Louis, Missouri

Co-founder   and   Chairman  of  the  Board  of  financial   advisory   firm  of
Bush-O'Donnell & Company. Age 60.

Robert B. Calhoun
Monitor Clipper Partners
650 Madison Avenue, 9th Floor
New York, New York

Managing Director of Monitor Clipper Partners and President of The Clipper Group L.P., both private equity investment funds. Age 56.

Stewart S. Dixon
Wildman, Harrold, Allen & Dixon
225 W. Wacker Drive (Suite 2800)
Chicago, Illinois

Partner in the law firm of Wildman, Harrold, Allen & Dixon. Age 67.


John C. Jansing
162 S. Beach Road
Hobe Sound, Florida

     Retired. Former Chairman of Independent Election Corporation of America, a proxy tabulating firm. Age 72.

C. Alan MacDonald
Directorship, Inc.
8 Sound Shore Drive
Greenwich, Connecticut

Managing Director of Directorship Inc., a consultancy in board management and corporate governance. Formerly General Partner of The Marketing Partnership, Inc., a full service marketing consulting firm (1994 - 1997). Prior to that, Chairman and Chief Executive Officer of Lincoln Snacks, Inc., manufacturer of branded snack foods (1992 - 1994). His career spans 36 years at Stouffers and Nestle with 18 of the years as Chief Executive Officer. Currently serves as Director of DenAmerica Corp., J.B. Williams Company, Inc., Fountainhead Water Company and Exigent Diagnostics. Age 65.

Hansel B. Millican, Jr.
Rochester Button Company
1100 Noblin Avenue
South Boston, Virginia

President and Chief Executive Officer of Rochester Button Company.  Age 70.

Thomas J. Neff
Spencer Stuart
277 Park Avenue
New York, New York

     Chairman of Spencer Stuart, an executive search consulting firm. Currently, serves as Director of Ace Ltd. (NYSE). Age 60.

The second column of the following table sets forth the compensation accrued for the Fund's outside trustees. The third column sets forth information with respect to the equity-based benefits accrued for outside directors/trustees by the Lord Abbett-sponsored funds. The fourth column sets forth the total compensation payable by such funds to the outside directors/trustees. No trustee of the Fund associated with Lord Abbett and no officer of the Fund received any compensation from the Fund for acting as a trustee or officer.


                        For the Fiscal Year Ended May 31, 1998


         (1)                        (2)                       (3)                       (4)

                                                                                        For Year Ended
                                                              Equity-Based              December 31, 1997
                                                              Benefits Accrued          Total Compensation
                                                              by the Fund and           Accrued by the
                                    Aggregate                 Twelve Other Lord         Fund and Twelve
                                    Compensation              Abbett-sponsored          Other Lord Abbett-
                                    from the Fund1            Funds2                    sponsored Funds3

Name of Director

E. Thayer Bigelow                   $212                      $17,068                   $56,000

William H. T. Bush*                 None                      None                      None

Robert B. Calhoun**                 None                      None                      None

Stewart S. Dixon                    $207                      $32,190                   $55,000

John C. Jansing                     $206                      $45,085(4)                $55,000

C. Alan MacDonald                   $211                      $30,703                   $57,400

Hansel B. Millican, Jr.             $206                      $37,747                   $55,000

Thomas J. Neff                      $209                      $19,853                   $56,000


* Elected director,  June 17, 1998,  effective as of August 13, 1998.
** Elected director, May 5, 1998, effective as of June 17, 1998.


1.Outside trustees' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. A portion of the fees payable by the Fund to its outside trustees is being deferred under a plan that deems the deferred amounts to be invested in shares of the Fund for later distribution to the trustees so that each trustee's compensation depends in part on the performance of the Fund.

2.The amounts in Column 3 were accrued by the Lord Abbett-sponsored Funds for the twelve months ended May 31, 1998 with respect to the equity based plans established for independent trustees/directors in 1996. This plan supercedes a previously approved retirement plan for all future trsutees/directors. Current trustees had the option to convert their accrued benefits under the retirement plan. All of the outside directors except one made such an election. Each plan also provides for a pre-retirement death benefit and actuarially reduced joint-and-survivor spousal benefits.

3. This column shows aggregate compensation, including trustees fees and attendance fees for board and committee meetings, of a nature referred to in footnote one, accrued by the Lord Abbett-sponsored funds during the year ended December 31, 1997. The amounts of the aggregate compensation payable by the Fund as of December 31, 1997 deemed invested in Fund shares, including dividends reinvested and changes in net asset value applicable to such deemed investments, were: Mr. Bigelow, $944; Mr. Dixon, $2,276; Mr. Jansing, $5,744; Mr. MacDonald, $4,920; Mr. Millican, $5,811 and Mr. Neff, $ 5,771.

4. Mr. Jansing chose to continue to receive benefits under the retirement plan, which provides that outside directors (trustees) may receive annual retirement benefits for life equal to their final annual retainer following retirement at or after age 72 with at least ten years of service. Thus, if Mr. Jansing were to retire and the annual retainer payable by the funds were the same as it is today, he would receive annual retirement benefits of $50,000.


Except where indicated, the following executive officers of the Fund have been associated with Lord Abbett for over five years. Of the following, Messrs. Carper, Hilstad, Morris and Walsh are partners of Lord Abbett; the others are employees.

Executive Vice  President:  Robert P. Fetch,  age 45 (with Lord Abbett from
1995 - formerly Managing Director of Prudential  Investment Advisors from 1983 -
1995)

Vice Presidents:
Paul A. Hilstad, age 55, Vice President and Secretary (with Lord Abbett since 1995 - formerly Senior Vice President and General Counsel of American Capital Management & Research, Inc.)

Daniel E. Carper, age 46

Lawrence A. Kaplan, age 41 (with Lord Abbett since 1997 - formerly Vice President and Chief Counsel of Salomon Brothers Asset Management Inc from 1995 to 1997, prior thereto Senior Vice President, Director and General Counsel of Kidder Peabody Asset Management, Inc.)

Thomas F. Konop, age 56

A. Edward Oberhaus III, age 38

Keith O'Connor, age 43

John J. Walsh, age 62

Treasurer:
Donna McManus, age 37 (with Lord Abbett since 1996, formerly a Senior Manager at Deloitte & Touche LLP).


At September 1, 1998, the officers and trustees of the Fund, as a group, owned less than 1% of the 1990 Series outstanding shares.


Investment Advisory and Other Services

For the fiscal years ended May 31, 1998, 1997 and 1996 the management fees paid by the Fund to Lord Abbett under the Management Agreement were $426,436, $374,988, and $369,870, respectively.

During the fiscal year ended May 31, 1998, the Fund paid through Lord Abbett to dealers $ 162,658 under the Fund's Rule 12b-1 Plan.


Portfolio Transactions

For the fiscal years ended May 31, 1998, 1997 and 1996, the Fund paid $215,193, $79,576 and $116, 435, respectively, in brokerage commissions.

Taxes

Dividends derived from the Fund's ordinary income and net short-term capital gains are taxable to Shareholders at ordinary income rates. Under recently enacted legislation, the maximum tax rate on long-term capital gains for a U.S. individual, estate or trust is reduced to 20% and the "holding period" for long-term capital gains treatment is increased from one-year to eighteen months. (If the taxpayer is in the 15% tax bracket, the rate is 10%.) An individual, estate or trust with a holding period greater than one year but less than 18 months has "mid-term" gains taxed at a maximum rate of 28% (15% if the taxpayer is in the 15% tax bracket). Although it has not yet done so, Treasury has the authority to amend the tax law governing taxation of shareholders of a regulated investment company to reflect these changes. Although the Series does not know when and what regulations will be promulgated, it believes that the regulations should provide that whether received in cash or shares, regardless of how long a taxpayer has held the shares of the Series, distributions derived from net long-term or mid-term capital gains will be taxable to shareholders as long-term or mid-term capital gains, respectively.


Financial Statements

The financial statements for the fiscal year ended May 31, 1998 and the report of Deloitte & Touche LLP, independent auditors for the Fund, on such financial statements contained in the 1998 Annual Report to Shareholders of Lord Abbett Equity Fund are incorporated herein by reference to such financial statements and report in reliance upon the authority of Deloitte & Touche LLP as experts in auditing and accounting.




PART C OTHER INFORMATION

Item 24.             Financial Statements and Exhibits

     (a) Financial Statements - The financial statements for the fiscal year ended May 31, 1998 and the report of Deloitte & Touche LLP, independent auditors for the Fund,on such financial statements contained in the 1998 Annual Report to Shareholders of Lord Abbett Equity Fund are incorporated herein by reference to such financial statements




     (b) Exhibits - 99.B11  Consent of Deloitte & Touche LLP with respect to the financials of the Registrant.*
                    99.B2 By-Laws*

       *  Filed herewith.


Item 25.        Persons Controlled by or Under Common Control with Registrant

                None.


Item 26.        Number of Record Holders of Securities

                As of September 8,  1998   -  3,615


Item 27.        Indemnification

       All trustees, officers, employees and agents of Registrant are to be indemnified as set forth in Section 4.3 of Registrant's Amended and Restated Declaration of Trust, which has been previously filed.

       Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

       In addition, Registrant maintains a trustees' and officers' errors and omissions liability insurance policy protecting trustees and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as trustees or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.


Item 28.        Business and Other Connections of Investment Adviser

       Lord, Abbett & Co. acts as investment adviser for twelve other open-end investment companies and is principal underwriter for all thirteen. It is an investment adviser to approximately 6,220 private accounts. Other than acting as trustees, directors and/or officers of open-end investment companies sponsored by Lord, Abbett & Co., none of Lord, Abbett & Co.'s partners has, in the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for his own account or in the capacity of director, officer, employee, partner or trustee of any entity except as follows:


       NONE



Item 29.        Principal Underwriter

       (a)      Lord Abbett Affiliated Fund, Inc.
                Lord Abbett Global Fund, Inc.
                Lord Abbett Series Fund, Inc.
                Lord Abbett U.S.Government Securities Money Market Fund, Inc. Lord Abbett Bond-Debenture Fund, Inc.
                Lord Abbett Mid-Cap Value Fund, Inc.
                Lord Abbett Developing Growth, Inc.
                Lord Abbett Tax-Free Income Fund, Inc.
                Lord Abbett Securities Trust
                Lord Abbett Research Fund, Inc.
                Lord Abbett Investment Trust
                Lord Abbett Tax-Free Income Trust



                Investment Subadvisor

                American Skandia Trust (Lord Abbett Growth and Income Portfolio)



       (b) The partners of Lord, Abbett & Co. are:

       Name and Principal                      Positions and Offices
       Business Address (1)                    with Registrant

       Robert S. Dow                           Chairman, President and Trustee
       Paul A. Hilstad                         Vice President and Secretary
       Daniel E. Carper                        Vice President
       Robert G. Morris                        Vice President
       John J. Walsh                           Vice President

     The other partners who are neither officers nor directors of the Fund are Stephen Allen, Zane E. Brown, John E. Erard, Robert P. Fetch, Daria L. Foster, Robert I. Gerber, W. Thomas Hudson, Stephen J. McGruder, Michael B. McLaughlin, R. Mark Pennington, Robert J. Noelke, and Christopher Towle.
(1) Each of the above has a principal business address at 767 Fifth Avenue, New York, New York 10153

       (c)      Not applicable.


Item 30.        Location of Accounts and Records

       Registrant maintains the records required by Rules 31a-1(a) and (b), and 31a-2(a) at its main office.

     Lord, Abbett & Co. maintains the records required by Rules 31a-(f) and 31a-2(e) at its main office.

       Certain records such as stock certificates and correspondence may be physically maintained at the main office of the Registrant's Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3.


Item 31.        Management Services

                None.


Item 32.        Undertakings

       (a)      N/A

       (b)      N/A

       (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

       (d) Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement and/or any amendment thereto to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the day of 28th day of September, 1998.

                                            LORD ABBETT EQUITY FUND

                                                By     /s/ Robert S. Dow
                                                          Chairman of the Board


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                               Chairman, President
/s/ Robert S. Dow              and Director                     9/28/98
Robert S. Dow                  (Title)                          (Date)


/s/ E. Thayer Bigelow          Director                         9/28/98
E. Thayer Bigelow              (Title)                           (Date)


/s/ William H.T. Bush          Director                         9/28/98
William H. T. Bush             (Title)                           (Date)


/s/ Robert B. Calhoun          Director                         9/28/98
Robert B. Calhoun              (Title)                           (Date)


/s/ Stewart S/ Dixon           Director                         9/28/98
Stewart S. Dixon               (Title)                           (Date)


/s/ John C. Jansing            Director                         9/28/98
John C. Jansing                 (Title)                          (Date)


/s/ C. Alan MacDonald          Director                         9/28/98
C. Alan MacDonald               (Title)                          (Date)


/s/ Hansel B. Millican, Jr.    Director                         9/28/98
Hansel B. Millican, Jr.        (Title)                           (Date)


/s/ Thomas J. Neff              Director                        9/28/98
Thomas J. Neff                  (Title)                          (Date)

                                Vice President and
/s/ Keith F. O'Connor           Chief Financial Officer         9/28/98
Keith F. O'Connor                (Title)                         (Date)